Note 17 - Investments in Unconsolidated Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Condensed Financial Statements [Table Text Block]
	December 31, 2020
	California 19 Inc.	California 20 Inc.
Current assets	2,782	2,824
Non-current assets	37,952	37,980
Current liabilities	632	626
Long-term liabilities	18,637	18,632
Net operating revenues	4,955	4,766
Net profit	1,120	1,142
	December 31, 2020
	California 19 Inc.	California 20 Inc.
Net profit attributable to the Company	652	670
Amortization of Basis Differences	(272)	(273)
Equity gains in unconsolidated joint ventures (attributed to the 2020 Joint Venture)	380	397